TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	€ 3,816	€ 3,318	€ 936
Impairment of trade receivables	(102)	(34)	(101)
Current tax asset (VAT)	2,244	1,523	319
Prepayments	1,068	739	254
Other receivables	139	316	238
Total	€ 7,165	€ 5,862	€ 1,646